LEASES (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		$ 37,197	$ 37,061
Right-of-use assets		28,827	25,915	$ 18,273
Remeasurement of net investment in a finance lease	$ (1,488)	(1,488)	0	0
Offices
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		20,878	21,381
Right-of-use assets		13,612	11,027	7,753
Data center
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability		16,319	15,680
Right-of-use assets		$ 15,215	$ 14,888	$ 10,520